RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－13 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the six months ended June 30, 2026 and 2025, the Company was involved in certain transactions, either at cost or current market prices and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

Nature of transactions	Six Months ended June 30,
	2026	2025
	$’000	$’000

Sale of products
- Spare-Parts Zone (Australia) Pty Ltd(2)	311	400
- Branded Filters Pty Ltd(2)	181	301
- Jurong Barrels & Drums Industries Pte. Ltd.(1)	5	-
- Auto Saver Pte. Ltd.(3)	95	130
- PT Heavy Machindo Diesel(2)	622	296
- Oceania Power & Solutions Pty Ltd(2)	477	12
- Soon Aik Global Pte. Ltd.(3)	-	1

Sundry income
- Soon Aik Global Pte. Ltd.(3)	1	-
- EU Group Pte. Ltd.(1)	2	-
- Oceania Power & Solutions Pty Ltd(2)	-	12
- PT Heavy Machindo Diesel(2)	-	2

Purchases
- Branded Filters Pty Ltd(2)	-	147
- PT Heavy Machindo Diesel(2)	383	643
- Oceania Power & Solutions Pty Ltd(2)	533	12
- Auto Saver Pte. Ltd.(3)	1	1
Expenses
- EU Group Pte. Ltd.(1)	338	275
- Branded Filters Pty Ltd(2)	*	*
- Soon Aik Global Pte. Ltd.(3)	192	89
- Auto Saver Pte. Ltd.(3)	109	124
- N-United Pte Ltd(2)	30	18
- Fleetzone Autoparts (M) Sdn. Bhd.(3)	29	14

*	These are related to the figures which are immaterial.

The related parties are controlled by the common directors of the Company as follows:

(1)	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..
(2)	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd. Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan
(3)	Soon Aik, the parent entity of the Company and is also the parent entity of Auto Saver Pte. Ltd. and Fleetzone Autoparts (M) Sdn. Bhd..

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the financial years presented.